Expected credit loss measurement - Coverage ratios (Detail 1) - Total - USD ($) $ in Millions	Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020
Gross carrying amount
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 393,594	[1]	$ 380,369	[2]	$ 383,266	[3]
Gross carrying amount | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,966		142,770		148,341
Gross carrying amount | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	42,677		41,148		43,492
Gross carrying amount | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	14,540		13,577		15,440
Gross carrying amount | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	14,407		14,317		15,183
Gross carrying amount | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	146,202		141,173		133,886
Gross carrying amount | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,644		1,425		1,596
Gross carrying amount | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,503		3,796		3,375
Gross carrying amount | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,137		19,585		19,274
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,518		2,578		2,677
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	391,076		377,791		380,589
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	371,880	[1]	357,911	[2]	359,099	[3]
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	137,877		132,673		138,803
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	37,967		36,113		37,583
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12,691		11,184		12,684
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,772		11,639		12,010
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	146,141		141,117		133,800
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,264		1,073		1,209
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,350		3,668		3,219
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,871		18,458		17,781
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,946		1,987		2,009
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,762	[1]	19,290	[2]	20,697	[3]
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,216		9,204		8,540
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,696		5,020		5,883
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,247		1,701		2,069
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,833		1,905		2,277
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0		0		0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	336		309		342
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	38		16		43
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,193		1,024		1,402
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	202		111		142
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,952	[1]	3,167	[2]	3,470	[3]
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	874		893		998
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	14		15		27
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	602		692		686
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	802		773		896
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	61		56		86
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	44		44		46
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	114		111		113
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	73		103		91
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 369		$ 480		$ 526
Allowance for expected credit loss
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.27%	[1]	0.29%	[2]	0.30%	[3]
Allowance for expected credit loss | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%		0.11%		0.11%
Allowance for expected credit loss | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.12%		0.14%		0.15%
Allowance for expected credit loss | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.69%		2.00%		1.81%
Allowance for expected credit loss | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.02%		1.98%		2.04%
Allowance for expected credit loss | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%		0.02%		0.03%
Allowance for expected credit loss | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.05%		2.33%		2.40%
Allowance for expected credit loss | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.95%		2.67%		3.15%
Allowance for expected credit loss | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.26%		0.28%		0.31%
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	4.08%		4.05%		4.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	[1]	0.05%	[2]	0.05%	[3]
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%		0.03%		0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%		0.04%		0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.16%		0.25%		0.21%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.17%		0.16%		0.16%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%		0.00%		0.00%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.72%		0.88%		0.91%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.15%		0.14%		0.16%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%		0.11%		0.14%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.16%		1.31%		1.35%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.86%	[1]	0.97%		1.06%	[3]
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.82%		0.93%		1.08%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.69%		0.81%		0.75%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.51%		1.62%		1.92%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.02%		0.98%		1.01%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%		0.00%		0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.61%		2.66%		3.33%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%		0.02%		0.02%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.13%		0.26%		0.25%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.90%		3.37%		3.51%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	25.21%	[1]	23.55%	[2]	22.47%	[3]
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	4.27%		3.96%		3.90%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.01%		0.78%		14.14%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	34.46%		31.14%		30.89%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	31.52%		31.79%		29.91%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	46.98%		52.60%		35.92%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	36.08%		35.55%		34.88%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	86.05%		86.20%		89.39%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	40.51%		32.11%		35.63%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	20.16%		15.58%		14.46%

[1]	Includes Loans and advances to customers of USD 391,076 million and Loans to financial advisors of USD 2,518 million, which are presented on the balance sheet line Other assets measured at amortized cost
[2]	Includes Loans and advances to customers of USD 377,791 million and Loans to financial advisors of USD 2,578 million, which are presented on the balance sheet line Other assets measured at amortized cost
[3]	Includes Loans and advances to customers of USD 380,589 million and Loans to financial advisors of USD 2,677 million, which are presented on the balance sheet line Other assets measured at amortized cost